Intangible Assets - Schedule of Intangible Assets (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Intangible Assets [Abstract]
Customer relationships	$ 1,944,044	$ 1,523,784	$ 1,944,044
Software	509,716	399,527	473,356
Research and development	1,024,637	803,133	1,024,638
Less: Accumulated impairment	113,707	89,126	113,707
Less: Accumulated amortization	1,178,345	923,613	906,821
End of Period	$ 2,186,345	$ 1,713,705	$ 2,421,510